Commitments and Contingencies (Details)	6 Months Ended
	Sep. 30, 2021 USD ($)	Feb. 28, 2021 USD ($)	Feb. 28, 2021 CNY (¥)
Commitments and Contingencies
Capital commitment		$ 58,439	¥ 379,000
Operating lease expense	$ 44,221
Future minimum payments for period greater than one year	0
With in one year	20,408
Total	$ 20,408